BANK AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2022
BANK AND OTHER BORROWINGS
BANK AND OTHER BORROWINGS

18.   BANK AND OTHER BORROWINGS

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
Total bank and other borrowings	2,477,948	2,984,010	432,641
Comprised of:
Short-term	136,510	168,601	24,445
Long-term, current portion	162,842	343,982	49,873
	299,352	512,583	74,318
Long-term, non-current portion	2,178,596	2,471,427	358,323
	2,477,948	2,984,010	432,641

Certain bank borrowings are secured by equipment with a net carrying value of RMB361,806 and RMB412,683 (US$59,833) (note 9), accounts receivable with a carrying value of RMB10,056 and RMB11,166 (US$1,619) (note 6) (including lease receivables with a carrying value of RMB10,056 and RMB340 (US$49) (note 10), certain land use rights (which are recorded as “right-of-use assets”) with a carrying value of RMB405,117 and RMB395,973 (US$57,411) (note 10), certain long-term investments with a carrying value of RMB167,044 and RMB179,231 (US$25,986) (note 14), certain construction in progress with a carrying value of RMB1,709,761 and RMB1,754,217 (US$254,338) (note 9), as of December 31, 2021 and 2022, respectively.

The short-term bank and other borrowing bore a weighted average interest of 5.86 % and 6.60% per annum, and the long-term bank and other borrowings bore a weighted average interest of 6.31% and 6.48% per annum, respectively, as of December 31, 2021 and 2022.

Bank and other borrowings amounted to RMB156,555 (US$22,698) (2021: RMB126,362) and RMB2,827,455 (US$409,943) (2021:RMB2,351,586) were denominated in US$ and RMB, respectively as of December 31, 2022.

The maturity analysis of the long-term bank and other borrowings are as follows:

	RMB	US$
Within one year	343,982	49,873
Between one and two years	542,952	78,721
Between two and three years	380,079	55,106
Between three and four years	358,615	51,994
Above four years	1,189,781	172,502
	2,815,409	408,196

As of December 31, 2022, the Group had unutilized short-term bank credit lines and unutilized long-term bank credit lines amounted to RMB52,101 (US$7,554) and nil, respectively.